Debt and Capital Structure - Additional Information (Detail)	9 Months Ended
	Sep. 30, 2021 CAD ($)	Oct. 07, 2021 USD ($)	Sep. 30, 2021 USD ($)	Jan. 01, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Committed demand facilities	$ 0				$ 0
Maximum debt to capitalization ratio	65.00%		65.00%
Outstanding letters of credit	$ 507,000,000				441,000,000
Amount remaining under prospectus for permitted offerings			$ 2,400,000,000
Debt offering, maximum amount		$ 5,000,000,000
WRB Refining LP
Disclosure of detailed information about borrowings [line items]
Committed demand facilities	48,000,000				121,000,000
Sunrise Oil Sands Partnership
Disclosure of detailed information about borrowings [line items]
Committed demand facilities	0				0
Top of range
Disclosure of detailed information about borrowings [line items]
Committed demand facilities	2,400,000,000				1,600,000,000
Amount of undrawn facilities for general purposes	1,300,000,000				600,000,000
Top of range | WRB Refining LP
Disclosure of detailed information about borrowings [line items]
Committed demand facilities			300,000,000
Top of range | WRB Refining LP | Cenovus Energy Inc
Disclosure of detailed information about borrowings [line items]
Committed demand facilities			150,000,000
Top of range | Sunrise Oil Sands Partnership
Disclosure of detailed information about borrowings [line items]
Committed demand facilities	10,000,000
Top of range | Sunrise Oil Sands Partnership | Cenovus Energy Inc
Disclosure of detailed information about borrowings [line items]
Committed demand facilities	5,000,000
Cenovus And Husky Merger
Disclosure of detailed information about borrowings [line items]
Outstanding letters of credit				$ 427,000,000
Cenovus And Husky Merger | Top of range
Disclosure of detailed information about borrowings [line items]
Committed demand facilities				975,000,000
Amount of undrawn facilities for general purposes				850,000,000
Undrawn borrowing facilities				$ 40,000,000
Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total debt principal	$ 12,700,000,000		$ 7,810,000,000		$ 7,510,000,000	$ 5,898,000,000
Top of range
Disclosure of detailed information about borrowings [line items]
Target Net Debt to Adjusted EBITDA Ratio	2.0